Cash and Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and Equivalents
Cash and Equivalents

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and equivalents include cash balances held by our wholly owned subsidiaries as well as cash held by joint ventures that we consolidate. Joint venture cash balances are limited to joint venture activities and are not available for other projects, general cash needs or distribution to us without approval of the board of directors of the respective joint ventures. We expect to use joint venture cash for project costs and distributions of earnings related to joint venture operations. However, some of the earnings distributions may be paid to other KBR entities where the cash can be used for general corporate needs.

The components of our cash and equivalents balance are as follows:

	December 31, 2017
Dollars in millions	International (a)	Domestic (b)	Total
Operating cash and equivalents	$112	$124	$236
Short-term investments (c)	82	60	142
Cash and equivalents held in joint ventures	59	2	61
Total	$253	$186	$439

	December 31, 2016
Dollars in millions	International (a)	Domestic (b)	Total
Operating cash and equivalents	$163	$242	$405
Short-term investments (c)	68	7	75
Cash and equivalents held in joint ventures	50	6	56
Total	$281	$255	$536

(a)	Includes deposits held in non-U.S. operating accounts

(b)	Includes U.S. dollar and foreign currency deposits held in operating accounts that constitute onshore cash for tax purposes but may reside either in the U.S. or in a foreign country

(c)	Includes time deposits, money market funds, and other highly liquid short-term investments.